Earnings Per Common Share	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
Earnings Per Share [Abstract]
Earnings Per Common Share

Note 4 – Earnings Per Common Share

Net income (loss) per common and diluted shares were calculated as follows for the six- and three-month periods ended October 31, 2021 and 2020:

	Six Months Ended Oct. 31, 2021	Six Months Ended Oct 31, 2020	Three Months Ended Oct. 31, 2021	Three Months Ended Oct. 31, 2020
Net income (loss) attributable to common stockholders – basic	$1,183,254	$60,893	$(274,156)	$30,022
Adjustments to net loss	—	—	—	—
Net income (loss) attributable to common stockholders – diluted	$1,183,254	$60,893	$(274,156)	$30,022

Weighted average common shares outstanding - basic	2,462,251	415,726	2,718,383	415,815
Effect of dilutive securities	35,557	—	—	—
Weighted average common shares outstanding – diluted	2,497,808	415,726	2,718,383	415,815

Earnings (loss) per common share - basic	$0.48	$0.15	$(0.10)	$0.07
Earnings (loss) per common share - diluted	$0.47	$0.15	$(0.10)	$0.07

35,557 shares that are issuable to satisfy a supplemental consideration liability were included for the calculation of earnings per share for the six months ended October 31, 2021 because their effect is dilutive. 35,557 shares that are issuable to satisfy a supplemental consideration liability were excluded for the calculation of loss per share for the three months ended October 31, 2021 because their effect is antidilutive. No dilutive securities existed for the six- and three-month periods ended October 31, 2020.

8. Earnings Per Common Share

Earnings per common share data was computed as follows:

	2021	2020

Net income (loss)	$1,469,660	$604,851

Weighted average common shares outstanding	1,250,002	402,284
Effect of dilutive securities	397,293	—
Weighted average dilutive common shares outstanding	1,647,295	402,284

Earnings per common share – basic	$1.18	$1.50

Earnings per common share – diluted	$0.89	$1.50

397,293 shares that are issuable to satisfy a supplemental consideration liability were included for the calculation of earnings per share for the year ended April 30, 2021 because their effect is dilutive. No dilutive securities existed as of April 30, 2020.